Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants [Abstract]
WARRANTS

NOTE 12 – WARRANTS

The Company has issued warrants as part of equity offerings and severance packages.

The table below summarizes the Company’s warrant activities:

	Number of Warrants to Purchase Common Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at January 1, 2024	644,718	$2.50 to 31.60	$16.40
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at September 30, 2024	644,718	$2.50 to 31.60	$16.40

Balance at January 1, 2023	412,218	$5.72 to 31.60	$23.68
Granted	92,500	5.00	5.00
Forfeited	—	—	—
Exercised	—	—	—
Balance at September 30, 2023	504,718	$5.00 to 31.60	$20.25

NOTE 12 – WARRANTS

Upon closing of the Company's public offering (Note 18), the Company issued to the underwriter, warrants to purchase 92,500 shares of common stock (the “Underwriter’s Warrants”). The Underwriter’s Warrants are exercisable at a per share exercise price equal to 125% of the public offering price per share in the offering, which was determined to be $5.00. The Underwriter’s Warrants are exercisable at any time, in whole or in part, from October 19, 2023, through April 19, 2028.

On December 7, 2023, the Company issued warrants to a former executive management member to purchase 140,000 shares of common stock for $32,200 cash received. The warrants are exercisable at a per share exercise price of $2.50. The warrants are exercisable at any time, in whole or in part, from December 7, 2023, through December 6, 2028.

The following assumptions were used to calculate the issuance date fair value:

Exercise price of the warrants	$2.50
Contractual life of the warrants	5 years
Current value of the underlying common stock	$2.03
Expected volatility	186.14%
Expected dividend yield	0.00%
Risk-free interest rate	4.12%

The table below summarizes the Company’s warrant activities:

	Number of Common	Exercise Price	Weighted
	Share	Range Per	Average
	Warrants	Share	Exercise Price
Balance at January 1, 2023	412,218	$5.72 to $31.60	$23.68
Granted	232,500	$2.50 to $5.00	3.49
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2023	644,718	$2.50 to $31.60	$16.40

Balance at January 1, 2022	412,218	$5.72 to $31.60	$23.68
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2022	412,218	$5.72 to $31.60	$23.68